Stockholders' Equity (Deficit) (Details 1) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2012 Toucan Partners L L C [Member]	Sep. 30, 2012 Toucan Partners L L C [Member]	Dec. 31, 2011 Toucan Partners L L C [Member]	Dec. 31, 2011 June 01 2007 Issue One [Member]	Dec. 31, 2011 December 3 2010 Issue One [Member]	Dec. 31, 2011 February 2011 Issue One [Member]	Dec. 31, 2011 March 2011 Issue One [Member]	Dec. 31, 2011 September 30 2009 [Member]	Dec. 31, 2011 November 2008 [Member]	Dec. 31, 2011 September 2011 Issue One [Member]	Dec. 31, 2011 December 2008 [Member] Toucan Partners L L C [Member]	Dec. 31, 2011 December 2011 [Member]	Dec. 31, 2011 December 2011 [Member] Toucan Partners L L C [Member]	Dec. 31, 2011 November 06 2008 [Member]	Dec. 31, 2011 May 2011 Issue One [Member]	Dec. 31, 2011 September 2011 Issue Two [Member]	Dec. 31, 2011 May 2010 [Member]	Dec. 31, 2011 May 2011 Issue Two [Member]	Dec. 31, 2011 June 2011 [Member]	Dec. 31, 2011 November 2011 [Member]	Dec. 31, 2011 June 01 2007 Issue Two [Member]	Dec. 31, 2011 December 3 2010 Issue Two [Member]	Dec. 31, 2011 February 2011 Issue Two [Member]	Dec. 31, 2011 March 2011 Issue Two [Member]	Dec. 31, 2011 September 28 2009 [Member]	Dec. 31, 2011 June 2011 Issue Two [Member]	Dec. 31, 2011 January 2011 Issue One [Member]	Dec. 31, 2011 June 2011 Issue Three [Member]	Dec. 31, 2011 January 2010 [Member]	Dec. 31, 2011 March 23 2010 To May 26 2010 [Member]	Dec. 31, 2011 July 2009 [Member] Toucan Partners L L C [Member]	Dec. 31, 2011 July 2010 Issue Two [Member]	Dec. 31, 2011 July 14 2010 [Member]	Dec. 31, 2011 October 13 2010 [Member]	Dec. 31, 2011 November 2010 Issue One [Member]	Dec. 31, 2011 December 3 2010 Issue Three [Member]	Dec. 31, 2011 December 2010 Issue One [Member]	Dec. 31, 2011 December 2010 Issue Two [Member]	Dec. 31, 2011 January 2011 Issue Two [Member]	Dec. 31, 2011 February 2011 Issue Three [Member]	Dec. 31, 2011 March 2011 Issue Three [Member]	Dec. 31, 2011 September 2011 Issue Three [Member]	Dec. 31, 2011 Novemeber 29 2010 [Member]	Dec. 31, 2011 January 2011 Issue Three [Member]	Dec. 31, 2011 September 2010 [Member]	Dec. 31, 2011 February 2010 [Member]	Dec. 31, 2011 November 2010 Issue Two [Member]	Dec. 31, 2011 February 9 2003 [Member]	Dec. 31, 2011 January 8 2003 [Member]	Dec. 31, 2011 December 26 2002 [Member]
Outstanding		3,568,308
Issued		1,868,550
Outstanding		5,436,858	3,568,308
Outstanding, Weighted Average Exercise Price		$ 8.96
Issued, Weighted Average Exercise Price		$ 7.14
Outstanding, Weighted Average Exercise Price		$ 8.30	$ 8.96
Warrants Issued	27,667		1,119,329	521,590				476,175	15,984	312	300	106,476	9,464	8,493	8,281	15,625	15,625	68,471	723	21,187	31,250	54,824	279,738	93,456	1,311,968	119,892	2,343	2,250	108,944	98,913	15,625	651	6,250	14,583	5,416	18,750	120,936	5,000	4,739	23,978	8,333	7,385	4,166	468	450	216,456	2,304	29,296	26,355	15,625	203,125	833	833	1,666
Warrants Exercise Price	$ 9.12		$ 0.39		$ 6.40	$ 6.40	$ 6.40	$ 2.40	$ 2.40	$ 2.40	$ 2.40	$ 3.20	$ 5.60	$ 6.24	$ 6.40	$ 6.40	$ 6.40	$ 6.56	$ 6.88	$ 8.00	$ 8.48	$ 9.12	$ 9.12	$ 9.12	$ 9.60	$ 9.60	$ 9.60	$ 9.60	$ 10.08	$ 11.04	$ 11.52	$ 11.52	$ 12.00	$ 12.00	$ 12.00	$ 12.00	$ 12.00	$ 12.00	$ 12.00	$ 12.00	$ 12.00	$ 12.00	$ 12.00	$ 12.00	$ 12.00	$ 12.00	$ 12.80	$ 12.80	$ 13.28	$ 16.00	$ 24.00	$ 24.48	$ 42.56	$ 51.84
Warrants Expiration Date								May 31, 2015	Dec. 02, 2013	Feb. 07, 2014	Mar. 30, 2014	Sep. 29, 2012	Nov. 06, 2013	Nov. 06, 2013	Dec. 22, 2016		Dec. 01, 2014	Nov. 06, 2013	May 02, 2014	Sep. 06, 2016	Nov. 17, 2015	May 31, 2016	Jun. 28, 2016	Nov. 10, 2014	May 31, 2015	Dec. 02, 2013	Feb. 07, 2014	Mar. 30, 2014	Sep. 27, 2012	Jun. 28, 2016	Jan. 14, 2015	Jan. 14, 2014	Dec. 31, 2012	May 25, 2013	Jul. 01, 2013	Jul. 06, 2013	Jul. 13, 2015	Oct. 12, 2013	Nov. 22, 2015	Dec. 03, 2013	Dec. 12, 2015	Dec. 28, 2015	Jan. 02, 2016	Feb. 07, 2014	Mar. 30, 2014	Sep. 06, 2016	Nov. 23, 2013	Jan. 25, 2016	Nov. 29, 2015	Jan. 31, 2013	Nov. 04, 2013	Feb. 08, 2013	Jan. 07, 2013	Dec. 25, 2012